Taxation - Composition of Income Taxes Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses		¥ (6,051)	¥ (2,654)	¥ (1,352)
Deferred income tax benefits	$ 3,467	23,268	91,319	109,039
Total income tax benefits	$ 2,565	¥ 17,217	¥ 88,665	¥ 107,687